Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 16, 2014, we declared a cash distribution totaling $17,391, or $0.5250 per common and subordinated unit. This distribution will be paid on May 15, 2014 to unitholders of record on May 1, 2014. No distributions were declared for our holders of incentive distribution rights or Class B units.

Subsequent Events
On January 16, 2014, we declared a cash distribution totaling $14,726, or $0.5100 per unit. This distribution was paid on February 14, 2014 to unitholders of record on January 31, 2014. No distributions were declared for our holders of incentive distribution rights.